Brokerage Commissions and Net Gains on Investment Securities (Tables)	12 Months Ended
Mar. 31, 2012
Brokerage Commissions and Net Gains (Losses) on Investment Securities

Brokerage commissions and net gains on investment securities in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Brokerage commissions	¥3,418	¥119	¥24	$0
Net gains on investment securities	14,862	16,656	22,468	273
Dividends income	5,072	4,344	4,419	54

	¥23,352	¥21,119	¥26,911	$327